Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The changes in the components of redeemable NCI during the year ended December 31, were:

(millions)	2018	2017	2016
Balance, Beginning of year	$503.7	$483.7	$464.9
Net income attributable to NCI	5.7	5.9	26.2
Other comprehensive income (loss) attributable to NCI[1]	(3.3)	2.3	(3.2)
Exercise of employee stock options	9.4	3.4	0
Purchase/change of ARX minority shares	(298.2)	0	0
Change in redemption value of NCI	(2.8)	8.4	(4.2)
Balance, End of year	$214.5	$503.7	$483.7
[1] Amount represents the other comprehensive income (loss) attributable to NCI, as reflected on the the Consolidated Statements of Comprehensive Income; any reclassification to accumulated other comprehensive income (loss) attributable to NCI due to a change in the minority ownership percentage does not impact the amount of redeemable NCI.